Other assets (Tables)	12 Months Ended
Dec. 31, 2022
Other assets.
Schedule of other assets

	At December 31,
($ in thousands)	2022	2021	2020
Reinsurance assets	16,388	11,725	10,077
Right-of-use assets	12,716	10,948	12,386
Property and equipment	1,313	2,121	2,839
Prepayments	199	1,192	1,954
Tax receivables	-	2,161	10,100
Other receivables	21,240	20,095	12,240
Total other assets	51,856	48,242	49,596